Dividend per ordinary share - Schedule of dividends to shareholders of the parent (Details) - EUR (€) € / shares in Units, € in Millions					1 Months Ended				7 Months Ended	12 Months Ended
	Aug. 15, 2022	May 18, 2022	Apr. 25, 2022	Oct. 12, 2021	Aug. 31, 2022	May 31, 2022	Oct. 31, 2021	Feb. 28, 2021	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Dividend per ordinary share [abstract]
Dividend per ordinary share paid (in eur per share)	€ 0.17	€ 0.232	€ 0.62	€ 0.41		€ 0.41	€ 0.21	€ 0.12	€ 0.389		€ 0.41
Dividends paid						€ 1,548	€ 820	€ 468	€ 1,408
Dividends per ordinary share (in eur per share)					€ 0.17					€ 0.559	€ 0.62	€ 0.12
Dividends					€ 636					€ 2,044	€ 2,368	€ 468